Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 28,508	$ 23,678
Prepayments	7,770	8,713
VAT receivable	2,403	1,849
Lease and lease deposit receivable	54	68
Other asset	83	240
Grant income receivable	487	384
Other receivable	396	271
Deferred cost	870	1,073
Total prepaid expenses and other current assets	$ 40,571	$ 36,276